Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue Information	Disaggregated revenue information:
	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Types of goods
Whisky products	887,310	2,537,743	6,206,178

Timing of revenue recognition
Goods transferred at a point in time	887,310	2,537,743	6,206,178

Geographically disaggregated according to the locations of the customers
Taiwan	788,804	2,456,815	1,978,207
China	74,423	80,928	167,988
Hong Kong		-	3,029,202
Macau		-	32,638
Canada		-	183,933
Japan		-	814,210
United Kingdom	24,083	-	-
	887,310	2,537,743	6,206,178

Schedule of Movement of Contract Liabilities

The following table presents the movement of contract liabilities during the years ended December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Opening balance	304,577	23,316
Add: advance payments received from customer	23,316	67,991
Less: revenue recognised during the year	(304,577)	(23,316)
Closing balance	23,316	67,991